5. Financial risk management (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	$ 2,897,258	$ 2,084,215
Liabilities	0	0
Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	197
Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	2,897,258	2,084,215
Level 1 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	0
Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Level 2 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	197
Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Level 3 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	0
Money market funds
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	1,657,976	61,461
Money market funds | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	1,657,976	61,461
Money market funds | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Money market funds | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Government bonds
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	1,239,282	387,279
Government bonds | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	1,239,282	387,279
Government bonds | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Government bonds | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Other receivables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	$ 60,049	28,839
Other receivables | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		28,839
Other receivables | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		0
Other receivables | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		0
Money market funds
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		1,606,636
Money market funds | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		1,606,636
Money market funds | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		0
Money market funds | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets		$ 0